Registration No. 033-28598

File No. 811-05724

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 46	☒

Oppenheimer Global Strategic Income Fund

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado      80112-3924

(Address of Principal Executive Offices)          (Zip Code)

(303) 768-3200

(Registrant's Telephone Number including Area Code)

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On ____________, pursuant to paragraph (b)
☐	60 days after filing, pursuant to paragraph (a)(1)
☐	On _____________, pursuant to paragraph (a)(1)
☐	75 days after filing, pursuant to paragraph (a)(2)
☐	On ______________, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 11th day of February, 2013.

Oppenheimer Global Strategic Income Fund
By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President and Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Sam Freedman*	Chairman of the Board of Trustees	February 11, 2013
Sam Freedman

William F. Glavin, Jr.*	President, Principal Executive	February 11, 2013
William F. Glavin, Jr.	Officer and Trustees

Brian W. Wixted*	Treasurer, Principal Financial &	February 11, 2013
Brian W. Wixted	Accounting Officer

Edward L. Cameron*	Trustee	February 11, 2013
Edward L. Cameron

Jon S. Fossel*	Trustee	February 11, 2013
Jon S. Fossel

Richard F. Grabish*	Trustee	February 11, 2013
Richard F. Grabish

Beverly L. Hamilton*	Trustee	February 11, 2013
Beverly L. Hamilton

Victoria J. Herget*	Trustee	February 11, 2013
Victoria J. Herget

Robert J. Malone*	Trustee	February 11, 2013
Robert J. Malone

F. William Marshall, Jr.*	Trustee	February 11, 2013
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	February 11, 2013
Karen L. Stuckey

James D. Vaughn*	Trustee	February 11, 2013
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document